VALUATION RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Allowance for Expected Credit Losses
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 378	$ 51
Additions Charged to Costs/Expenses (Recoveries)	24	483
Deductions	(11)	(156)
Balance at End of Period	391	378
Deferred tax assets-valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	183,453	185,352
Additions Charged to Costs/Expenses (Recoveries)	456	41
Deductions	(110,418)	(1,940)
Balance at End of Period	$ 73,491	$ 183,453